Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 30, 2017
Significant accounting policies
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Vessels Scrap Value Per Lightweight Ton	$ 300	$ 300
Deferred Income Tax Expense (Benefit)	$ 0	0	$ 0
Percentage of Appreciation Granted in SAR Awards	400.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0	$ 0
Equity Method Investment, Ownership Percentage	50.00%
Corporate Joint Venture [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
Japanese Leases No.1 and 2 [Member]
Significant accounting policies
Sellers Credit Note	$ 2,900,000			$ 2,900,000
Vessels [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	25 years
Office Equipment and Fixtures and Fittings [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	30 months
Maximum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	60 months